SUBSEQUENT EVENTS (Details) $ in Thousands	Dec. 31, 2020 ARS ($)
Disclosure of non-adjusting events after reporting period [line items]
Amount approved using price index corresponding to the month prior to the meeting	$ 341,000
Distribution of the results	3,412,111
Legal Reserve
Disclosure of non-adjusting events after reporting period [line items]
Distribution of the results	352,343
Reserve for future dividends
Disclosure of non-adjusting events after reporting period [line items]
Amount approved using price index corresponding to the month prior to the meeting	385,200
Distribution of the results	341,000
Other Reserves
Disclosure of non-adjusting events after reporting period [line items]
Distribution of the results	$ 2,718,768